Leases and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following table presents our future minimum lease commitments under capital leases and non-cancelable operating leases that have lease terms of one year or more (in thousands) as of December 31, 2015:

	Operating	Capital
2016	$58,885	$5,256
2017	52,828	5,030
2018	49,495	5,054
2019	44,407	5,164
2020	40,218	5,351
2021 and thereafter	340,046	70,289
Total minimum lease payments	$585,879	96,144
Less amount that represents interest		44,134
Present value of net minimum capital lease payments		$52,010